PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Store operating equipment	496,959	924,359	132,776
Leasehold improvements	478,075	916,300	131,618
Office equipment and others	37,565	72,142	10,363
Office buildings	—	674,478	96,883
Construction in progress	—	39,217	5,633
	1,012,599	2,626,496	377,273
Less: accumulated depreciation	(107,607)	(519,320)	(74,596)
Less: impairment	—	(168,767)	(24,242)
	904,992	1,938,409	278,435

Depreciation expense was RMB917,  RMB106,690 and RMB411,713 (US$59,139) for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively.

The Group entered into the Project Cooperation Agreement and Strategic Cooperation Agreement with Xiamen municipal government as Party A and the Group together with Ucar Inc. jointly as Party B. (collectively as “Tri-Party Agreement”), according to which the Group acquired the new headquarters building under favorable pricing terms that came with commitments, including meeting certain requirements around tax contribution, operating performance and capital investments. As of the date of this annual report, the Group is in the process of obtaining the real property ownership certificate for its headquarters, and is currently in re-negotiations with the Xiamen municipal government to discuss a variety of resolving solutions, including to enter into a new cooperation agreement.

Xiamen office building in the PRC with carrying values of RMB663,790  (US$95,347) as of December 31 2019 was pledged as collateral for loans obtained in October 2019 in the amount of RMB176,440  (US$25,344) and RMB173,210  (US$24,880) from Industrial and Commercial Bank of China Xiamen Branch (the “ICBC Xiamen Branch”) and Bank of China Limited Xiamen Branch (the “BOC Xiamen Branch”), respectively (see Note 10).

Impairment loss was nil,  nil and RMB168,767 (US$24,242) for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively. It consisted of 1) impairment loss amounted to RMB50,989 (US$7,324) for the asset group related to Luckin Coffee EXPRESS in connection with the first generation Luckin Coffee EXPRESS machines purchased in 2019 for trial operation and launching in early 2020 (also see Note 9 and Note 2(m)), and 2) the impairment loss amounted to RMB117,778 (US$16,918) for the asset group related to the underperforming or planned closed self-operating stores (See Note 2(m)).

The Group accounted for the lease of certain store operating equipment in 2019 as a capital lease that transferred to the Group substantially all the benefits and risks incidental to the ownership of the assets. The carrying amount of the Group’s store operating equipment held under capital lease at December 31, 2018 and 2019 was as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$

Store operating equipment	175,500	66,681	9,578
Less: accumulated depreciation	(22,062)	(14,737)	(2,117)
	153,438	51,944	7,461

To secure the Group's obligation under the capital lease as of December 31, 2018, Luckin TJ provided a corporate guarantee and Mr. Lu Zhengyao, former chairman of the board of directors, pledged 35.3 million shares of UCAR Inc. The obligation was fully settled during the year of 2019.

Total future minimum lease payments of RMB11,642  (US$1,672) under the capital lease was outstanding as of December 31, 2019. To secure the Group’s obligation under the capital lease as of December 31, 2019, Ms.Qian Zhiya, former Chief Executive Officer of the Company, provided a personal guarantee. The capital lease obligation was fully settled subsequently as of March 2020.